Goodwill and Intangible Assets - Summary of Impairment Test Operations for CGU (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 5,348,976	$ 5,265,980	[1]
Brand (Indefinite)	4,550,222	4,742,699	[1]
Cash Generating Unit | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	5,348,976	5,265,980
Cash Generating Unit | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Brand (Indefinite)	507,583	506,672
Cash Generating Unit | International | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,805,434	2,806,485
Cash Generating Unit | International | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Brand (Indefinite)	485,253	485,253
Cash Generating Unit | United Kingdom | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,417,572	2,333,476
Cash Generating Unit | United Kingdom | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Brand (Indefinite)	22,330	21,419
Cash Generating Unit | Australia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	125,970	126,019
Cash Generating Unit | Australia | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Brand (Indefinite)	$ 0	$ 0

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.